CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 89,569	$ 158,381	$ 126,399
Cost of revenues	(61,264)	(93,463)	(80,244)
Gross profit	28,305	64,918	46,155
Research and development expenses	(26,359)	(15,108)	(20,401)
Sales and marketing expenses	(29,261)	(24,367)	(29,658)
General and administrative expenses	(43,221)	(20,224)	(19,919)
Other income, net	7,554	290	658
(Loss)/income from operations	(62,982)	5,509	(23,165)
Interest income	37	193	435
Interest expenses	(285)	(438)	(3,385)
(Loss)/income before income tax	(63,230)	5,264	(26,115)
Income tax expenses	(185)	(57)
Share of loss in equity method investment, net of tax			(442)
Net (loss)/income	(63,415)	5,207	(26,557)
Accretion of Series A Preferred Shares	(1,293)	(2,540)	(2,209)
Income allocation to participating preferred shareholders		(296)
Net (loss)/income attributable to ordinary shareholders of the Company	(64,708)	2,371	(28,766)
Net (loss)/income	(63,415)	5,207	(26,557)
Foreign currency translation adjustment	(1,135)	32	537
Total comprehensive (loss)/income	$ (64,550)	$ 5,239	$ (26,020)
Net (loss)/income per share attributable to ordinary shareholders of the Company
Basic and diluted	$ (0.25)	$ 0.01	$ (0.16)
Weighted average number of ordinary shares used in computing net (loss)/income per share
Basic and diluted	259,852,204	232,178,037	185,370,982
Revenues from Services
Revenues	$ 46,150	$ 91,110	$ 88,448
Sale of Products
Revenues	43,419	67,271	37,951
Cost of Services
Cost of revenues	(26,392)	(35,594)	(46,074)
Cost of Products Sold
Cost of revenues	$ (34,872)	$ (57,869)	$ (34,170)